                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 6/30/06

CHECK HERE IF AMENDMENT ( ); AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE.):  ( ) IS A RESTATEMENT.
                                   ( ) ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    St. Johns Investment Management   *ENTER INVESTMENT MANAGER N
ADDRESS: 1301 Riverplace Boulevard         *ENTER
         Suite 2530                        *ENTER
         Jacksonville, FL 32207

Form 13F File Number: 28-0001157618

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:     David T. Albaneze
TITLE:    CEO
PHONE:    (904)399-0662
SIGNATURE,PLACE,AND DATE OF SIGNING:

    David T. Albaneze                  Jacksonville, FL           8/14/06


REPORT TYPE (CHECK ONLY ONE.):

( X)        13F HOLDINGS REPORT

(  )        13F NOTICE

(  )        13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:
  NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:    85

FORM 13F INFORMATION TABLE VALUE TOTAL:             $202,246,090.28

                          Form 13 F Information Table

                                                                                    Value       Share/                  PUT/
             Name of Issuer                  Title of Class          CUSIP         (x1000)     PRN AMT      SH/PRN      CALL
----------------------------------------- --------------------- ----------------- ----------- ----------- ----------- ---------
Alliancebernstein  Hldg L P U                 Common Stock         01881G106         1321          22032      SH
American International Group                  Common Stock         026874107         3672          61263      SH
Alabama National Bancorporatio                Common Stock         010317105         956           13970      SH
Amgen, Inc.                                   Common Stock         031162100         3494          51504      SH
ALLTEL Corporation                            Common Stock         020039103         2017          36901      SH
BankAmerica Corp.                             Common Stock         060505104        11729         230841      SH
Bunge Limited                                 Common Stock         G16962105         1306          25275      SH
Ball Corporation                              Common Stock         058498106          796          20985      SH
Barr Pharmaceuticals                          Common Stock         068306109         1901          39973      SH
Citigroup Inc.                                Common Stock         172967101         4658          98158      SH
Caterpillar, Inc.                             Common Stock         149123101         2752          38945      SH
Compass Bancshares                            Common Stock         20449H109        13432         226884      SH
Constellation Energy Group Inc                Common Stock         210371100         3181          56200      SH
Colgate-Palmolive Co.                         Common Stock         194162103         1266          20882      SH
Capital One Financial                         Common Stock         14040H105         2118          27036      SH
Cisco Systems, Inc.                           Common Stock         17275R102         2046         113254      SH
CVS Corporation                               Common Stock         126650100         3266          98615      SH
Exxon Mobil Corp                              Common Stock         166764100         5316          79404      SH
CEMEX, S.A. de C.V ADR                        Common Stock         126920107         705           23584      SH
Quest Diagnostics                             Common Stock         74834L100         1332          21800      SH
Walt Disney Holding Co.                       Common Stock         254687106         2318          78626      SH
Duke Energy Corp.                             Common Stock         264399106         484           15954      SH
iShares MSCI EAFE                             Common Stock         464287465         5089          79520      SH
EMC Corp.                                     Common Stock         268648102         600           58529      SH
First Data Corporation                        Common Stock         319963104         2118          50768      SH
Flextronics International                     Common Stock         Y2573F102         1088         102630      SH
Fortune Brands                                Common Stock         349631101         2923          40745      SH
Fisher Scientific Intl                        Common Stock         338032204         1927          26185      SH
General Electric                              Common Stock         369604103         5302         162130      SH
Halliburton Co.                               Common Stock         406216101         942           29955      SH
Home Depot                                    Common Stock         437076102         3859         109512      SH
Honeywell International                       Common Stock         438516106         2262          59981      SH


                                                                                 Voting Authority
                                              Invstmt
             Name of Issuer                   Dscretn     Other Managers    Sole      Shared      None
-----------------------------------------  -------------- --------------- ---------- ---------- ---------
Alliancebernstein  Hldg L P U                 Defined                         22032      0         0
American International Group                  Defined                         61263      0         0
Alabama National Bancorporatio                Defined                         13970      0         0
Amgen, Inc.                                   Defined                         51504      0         0
ALLTEL Corporation                            Defined                         36901      0         0
BankAmerica Corp.                             Defined                        230841      0         0
Bunge Limited                                 Defined                         25275      0         0
Ball Corporation                              Defined                         20985      0         0
Barr Pharmaceuticals                          Defined                         39973      0         0
Citigroup Inc.                                Defined                         98158      0         0
Caterpillar, Inc.                             Defined                         38945      0         0
Compass Bancshares                            Defined                        226884      0         0
Constellation Energy Group Inc                Defined                         56200      0         0
Colgate-Palmolive Co.                         Defined                         20882      0         0
Capital One Financial                         Defined                         27036      0         0
Cisco Systems, Inc.                           Defined                        113254      0         0
CVS Corporation                               Defined                         98615      0         0
Exxon Mobil Corp                              Defined                         79404      0         0
CEMEX, S.A. de C.V ADR                        Defined                         23584      0         0
Quest Diagnostics                             Defined                         21800      0         0
Walt Disney Holding Co.                       Defined                         78626      0         0
Duke Energy Corp.                             Defined                         15954      0         0
iShares MSCI EAFE                             Defined                         79520      0         0
EMC Corp.                                     Defined                         58529      0         0
First Data Corporation                        Defined                         50768      0         0
Flextronics International                     Defined                        102630      0         0
Fortune Brands                                Defined                         40745      0         0
Fisher Scientific Intl                        Defined                         26185      0         0
General Electric                              Defined                        162130      0         0
Halliburton Co.                               Defined                         29955      0         0
Home Depot                                    Defined                        109512      0         0
Honeywell International                       Defined                         59981      0         0

                                                                                    Value       Share/                  PUT/
             Name of Issuer                  Title of Class          CUSIP         (x1000)     PRN AMT      SH/PRN      CALL
----------------------------------------- --------------------- ----------------- ----------- ----------- ----------- ---------
Hewlett Packard Co                            Common Stock         428236103         604           19275      SH
International Business Machine                Common Stock         459200101         2519          33191      SH
iShares Goldman Sachs Technolo                Common Stock         464287549         702           16610      SH
iShares S&P SmallCap 600                      Common Stock         464287804         1146          19230      SH
Infosys Technology                            Common Stock         456788108         397           10055      SH
Intel Corp.                                   Common Stock         458140100         2474         141043      SH
iShares Russell 1000 Value                    Common Stock         464287598         1507          20376      SH
iShares Russell 1000 Growth                   Common Stock         464287614         1085          22106      SH
iShares Russell 2000 Value                    Common Stock         464287630         3091          43665      SH
Johnson Controls, Inc.                        Common Stock         478366107         2120          27447      SH
Johnson & Johnson                             Common Stock         478160104         4410          71250      SH
Kinder Morgan, Inc                            Common Stock         49455P101         1135          11096      SH
Coca Cola                                     Common Stock         191216100         875           19763      SH
Lab Corp. of America                          Common Stock         50540R409         765           11875      SH
L-3 Communications Holdings                   Common Stock         502424104         3839          50002      SH
Medtronic, Inc.                               Common Stock         585055106         2364          47930      SH
Midcap SPDR Trust                             Common Stock         595635103        11010          82070      SH
Merrill Lynch & Co. Inc.                      Common Stock         590188108         916           12795      SH
Michaels Stores Inc.                          Common Stock         594087108         465           11000      SH
3M Co.                                        Common Stock         88579Y101         2501          36715      SH
Motorola, Inc.                                Common Stock         620076109         293           13563      SH
Morgan Stanley                                Common Stock         617446448         494            7600      SH
Microsoft Corporation                         Common Stock         594918104         2765         114182      SH
Nokia Corporation                             Common Stock         654902204         2072         104635      SH
Oracle Corporation                            Common Stock         68389X105         819           54873      SH
Pepsico Inc.                                  Common Stock         713448108         4181          66660      SH
Pfizer, Inc.                                  Common Stock         717081103         3221         129046      SH
Procter & Gamble                              Common Stock         742718109         2954          51929      SH
Praxair Inc.                                  Common Stock         74005P104         1147          21585      SH
Schlumberger Limited                          Common Stock         806857108         1024          15563      SH
Sara Lee Corp.                                Common Stock         803111103         652           38785      SH
Staples Incorporated                          Common Stock         855030102         2024          88112      SH
S&P 500 SPDR                                  Common Stock         78462F103         9866          77896      SH
Constellation Brands                          Common Stock         21036P108         2929         118590      SH
Stryker Corp.                                 Common Stock         863667101         499           11050      SH
Sysco Corp                                    Common Stock         871829107         1460          49807      SH
AT&T                                          Common Stock         00206R102         563           19442      SH

                                                                                 Voting Authority
                                              Invstmt
             Name of Issuer                   Dscretn     Other Managers    Sole      Shared      None
-----------------------------------------  -------------- --------------- ---------- ---------- ---------
Hewlett Packard Co                            Defined                         19275      0         0
International Business Machine                Defined                         33191      0         0
iShares Goldman Sachs Technolo                Defined                         16610      0         0
iShares S&P SmallCap 600                      Defined                         19230      0         0
Infosys Technology                            Defined                         10055      0         0
Intel Corp.                                   Defined                        141043      0         0
iShares Russell 1000 Value                    Defined                         20376      0         0
iShares Russell 1000 Growth                   Defined                         22106      0         0
iShares Russell 2000 Value                    Defined                         43665      0         0
Johnson Controls, Inc.                        Defined                         27447      0         0
Johnson & Johnson                             Defined                         71250      0         0
Kinder Morgan, Inc                            Defined                         11096      0         0
Coca Cola                                     Defined                         19763      0         0
Lab Corp. of America                          Defined                         11875      0         0
L-3 Communications Holdings                   Defined                         50002      0         0
Medtronic, Inc.                               Defined                         47930      0         0
Midcap SPDR Trust                             Defined                         82070      0         0
Merrill Lynch & Co. Inc.                      Defined                         12795      0         0
Michaels Stores Inc.                          Defined                         11000      0         0
3M Co.                                        Defined                         36715      0         0
Motorola, Inc.                                Defined                         13563      0         0
Morgan Stanley                                Defined                          7600      0         0
Microsoft Corporation                         Defined                        114182      0         0
Nokia Corporation                             Defined                        104635      0         0
Oracle Corporation                            Defined                         54873      0         0
Pepsico Inc.                                  Defined                         66660      0         0
Pfizer, Inc.                                  Defined                        129046      0         0
Procter & Gamble                              Defined                         51929      0         0
Praxair Inc.                                  Defined                         21585      0         0
Schlumberger Limited                          Defined                         15563      0         0
Sara Lee Corp.                                Defined                         38785      0         0
Staples Incorporated                          Defined                         88112      0         0
S&P 500 SPDR                                  Defined                         77896      0         0
Constellation Brands                          Defined                        118590      0         0
Stryker Corp.                                 Defined                         11050      0         0
Sysco Corp                                    Defined                         49807      0         0
AT&T                                          Defined                         19442      0         0

                                                                                    Value       Share/                  PUT/
             Name of Issuer                  Title of Class          CUSIP         (x1000)     PRN AMT      SH/PRN      CALL
----------------------------------------- --------------------- ----------------- ----------- ----------- ----------- ---------
Target Corporation                            Common Stock         87612E106         3458          74310      SH
South Financial Group Inc                     Common Stock         837841105         470           17752      SH
Texas Instruments                             Common Stock         882508104         1552          53604      SH
Tyco International                            Common Stock         902124106         265           10250      SH
U.S. Bancorp                                  Common Stock         902973304         1016          31867      SH
United Technologies                           Common Stock         913017109         2209          35604      SH
Verizon Communications                        Common Stock         92343V104         1685          51173      SH
Wells Fargo & Co.                             Common Stock         949746101         3155          44625      SH
Windstream Corp.                              Common Stock         97381W104         323           28311      SH
Wal-Mart Stores                               Common Stock         931142103         1236          27680      SH
S&P Sel Energy SPDR Fund                      Common Stock         81369Y506         1106          19365      SH
S&P Sel Financial SPDR Fund                   Common Stock         81369Y605          34            1050      SH
S&P Sel Technology SPDR Fund                  Common Stock         81369Y803         444           22779      SH
Utilities Select Sector SPDR                  Common Stock         81369Y886          17           50000      SH
Exxon Mobil Corp                              Common Stock         30231G102         747          113737      SH
Zimmer Holdings                               Common Stock         98956P102         735           12885      SH

                                                                                 Voting Authority
                                              Invstmt
             Name of Issuer                   Dscretn     Other Managers    Sole      Shared      None
-----------------------------------------  -------------- --------------- ---------- ---------- ---------
Target Corporation                            Defined                         74310      0         0
South Financial Group Inc                     Defined                         17752      0         0
Texas Instruments                             Defined                         53604      0         0
Tyco International                            Defined                         10250      0         0
U.S. Bancorp                                  Defined                         31867      0         0
United Technologies                           Defined                         35604      0         0
Verizon Communications                        Defined                         51173      0         0
Wells Fargo & Co.                             Defined                         44625      0         0
Windstream Corp.                              Defined                         28311      0         0
Wal-Mart Stores                               Defined                         27680      0         0
S&P Sel Energy SPDR Fund                      Defined                         19365      0         0
S&P Sel Financial SPDR Fund                   Defined                          1050      0         0
S&P Sel Technology SPDR Fund                  Defined                         22779      0         0
Utilities Select Sector SPDR                  Defined                           500      0         0
Exxon Mobil Corp                              Defined                        113737      0         0
Zimmer Holdings                               Defined                         12885      0         0